Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets and lease liabilities
The Consolidated Statements of Financial Position includes the following amounts related to leases:

	December 31	December 31
	2024	2023
Right-of-use assets
Land & land improvements	$17,112	$18,219
Buildings	23,445	17,004
Machinery & equipment	19,800	22,165
Motor vehicles	4,331	4,053
	$64,688	$61,441

Lease liabilities
Current	$12,386	$11,737
Non-Current	55,967	53,744
	$68,353	$65,481

Summary of lease expense
The Consolidated Statements of Income includes the following amounts related to leases:

	2024	2023	2022
Depreciation expense on right-of-use assets
Land & land improvements	$2,232	$1,849	$1,634
Buildings	2,211	2,153	1,998
Machinery & equipment	5,806	6,062	6,015
Motor vehicles	1,395	1,179	985
	$11,644	$11,243	$10,632

Interest expense on lease liabilities	$3,798	$3,047	$2,038
Expenses relating to short-term leases,
including leases with a term of one month or less	$27,395	$22,433	$14,355
Expense relating to leases of low-value assets that
are not shown above as short-term leases	$21	$46	$434